Note 13 - Employee Benefit Plans (Details) - USD ($)		12 Months Ended
	Dec. 31, 1998	Dec. 31, 2014	Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Defined Contribution Plan, Employer Discretionary Contribution Amount		$ 344,000	$ 319,000
Stock Purchased by Employee Stock Ownership Plan, Shares (in Shares)	61,501
Employee Stock Ownership Plan (ESOP) Loan Payments From ESOP Loan Term	10 years
Employee Stock Ownership Plan (ESOP), Compensation Expense		$ 0	$ 0
Employee Stock Ownership Plan (ESOP), Number of Allocated Shares (in Shares)		54,620